Expenses - Summary of Expenses (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee benefits expenses:
Share-based payments expense		$ 5,084,613	$ 5,834,686	$ 5,251,572
Depreciation of:
Right-of-use assets		84,225	84,226	66,465
Loss on disposal of non-current assets				169
Total administrative expenses	[1]	15,778,271	21,582,181	15,291,294
Administrative Expenses [Member]
Employee benefits expenses:
Salaries and fees		3,946,256	2,518,450	1,524,038
Cash bonuses		707,384	820,848	186,451
Superannuation		120,197	167,086	100,844
Share-based payments expense		3,785,157	3,925,513	4,421,974
Total employee benefits expense		8,558,994	7,431,897	6,233,307
Other expenses:
Insurance		1,669,307	2,289,446	3,992,816
Investor relations costs		383,092	451,378	328,026
Audit and accounting		526,002	337,038	496,652
Travel expenses		743,878	580,644	13,616
Payroll tax		186,627	132,441	91,604
Legal fees		1,303,884	1,330,054	1,252,014
Advisory fees		8,239	6,084,005	156,978
Consultancy costs		708,955	1,389,048	1,619,824
Other expenses		1,586,268	1,455,004	1,027,906
Total other expenses		7,116,252	14,049,058	8,979,436
Depreciation of:
Equipment and furniture		18,800	17,000	11,917
Right-of-use assets		84,225	84,226	66,465
Total depreciation expense		$ 103,025	$ 101,226	78,382
Loss on disposal of non-current assets				$ 169

[1]	Figures have been presented as described in Note 3